Stockholders' Equity - Summary of Warrant Activity (Details) (10K)	12 Months Ended
Dec. 31, 2016 shares
Equity [Abstract]
Number of Warrants Outstanding Beginning Balance	486,722
Number of Warrants Ratchet warrants issued due to price reset	271,641,648
Number of Warrants Cashless warrants exercise	(3,270,888)
Number of Warrants exercise for cash	(68,750)
Number of Warrants Outstanding Ending Balance	268,788,732